RELATED PARTY TRANSACTIONS (Related Party Leasing and Service Contracts) (Details)	1 Months Ended					12 Months Ended
	Oct. 31, 2018 USD ($)	Feb. 28, 2018 USD ($)	Nov. 30, 2016 shares	Feb. 29, 2016 shares	Jun. 30, 2015 USD ($) shares	Dec. 31, 2020 USD ($) vessel carrier tanker Rate shares	Dec. 31, 2019 USD ($) vessel tanker carrier Rate shares	Dec. 31, 2018 USD ($) note shares	Jun. 30, 2020 shares	Jun. 05, 2015 vessel
Related Party Transaction [Line Items]
Payments to be received, next twelve months						$ 84,206,000
Time charter rate for VLCCs from July 1, 2015 onwards					$ 20,000
Time charter rate for Suezmax tankers from July 1, 2015 onwards					$ 15,000
Number of shares received (in shares) | shares					55,000,000
Equity Securities pledged to creditors						$ 9,006,000	$ 43,775,000
Number of capesize drybulk carriers owned | carrier						8
Number of VLCC crude tankers under construction | tanker							2
Number of very large crude oil carriers owned						2	3
Profit sharing percent of earnings from Frontline from July 1, 2015 onwards						50.00%
Due from related parties, current						$ 7,718,000	$ 22,399,000
Number of container vessels owned | vessel						45
Common stock - Frontline Ltd
Related Party Transaction [Line Items]
Number of shares sold (in shares) | shares						2,000,000.0	7,600,000
Investment owned (in shares) | shares						1,400,000	3,400,000		1,400,000
Equity Securities pledged to creditors						$ 9,000,000.0	$ 43,800,000
Common stock - NorAm Drilling
Related Party Transaction [Line Items]
Number of shares received (in shares) | shares			12,000,000
Reverse stock split (in shares) | shares				0.20
Investment owned (in shares) | shares						1,300,000	1,300,000	1,300,000
Front Circassia
Related Party Transaction [Line Items]
Compensation payable (receivable) for early contract termination of charter		$ 8,900,000
Frontline Charterers
Related Party Transaction [Line Items]
Number of vessels leased to related parties classified as direct financing leases | vessel						2	3			17
Combined balance of net investments in direct financing leases						$ 76,100,000	$ 111,500,000
Payments to be received, next twelve months						6,300,000	8,300,000
Due from related parties						$ 2,900,000	$ 2,900,000
Golden Ocean
Related Party Transaction [Line Items]
Lessee, operating lease, number of leased carriers | carrier						8
Property subject to or available for operating lease, number of units | vessel							8
Operating lease, right-of-use asset						$ 200,500,000	$ 201,700,000
Number of capesize drybulk carriers financed | carrier							7
Number of capesize drybulk carriers owned | carrier							8
Finance lease per vessel							$ 2,500,000
Increase in charter hire per day							1,535
Number of dry bulk carriers operating on time-charters | carrier						8
Related party transactions profit share of earnings on lease vessels received from related party						33.00%
Number of container vessels operating on time charter, subcontracted to related party | vessel						16
Number of drybulk carriers operating on time charter, sub contracted to related party | carrier						14
Frontline reverse stock split
Related Party Transaction [Line Items]
Number of shares received (in shares) | shares					11,000,000
Frontline Shipping
Related Party Transaction [Line Items]
Capitalized costs							$ 4,200,000
Percentage share of joint costs | Rate						50.00%	50.00%
Compensation received on termination of charters, notes receivable		$ 4,400,000
Due from related parties, current						$ 2,875,000	$ 2,948,000
Frontline
Related Party Transaction [Line Items]
Compensation received on termination of charters, notes receivable	$ 3,400,000							$ 10,100,000
Number of loan notes | note								3
Due from related parties, current						$ 3,200,000	$ 6,700,000
Frontline Management
Related Party Transaction [Line Items]
Number of container vessels operating on time charter, subcontracted to related party | vessel						16
Number of drybulk carriers operating on time charter, sub contracted to related party | carrier						14
Number of suezmax tankers operating on time charter, subcontracted to related party | tanker						2
Number of car carriers operating on time charter, subcontracted to related party | carrier						2
Number of product tankers operating on time charter, sub contracted to related party | tanker						2
Frontline Management | Vessels Leased to Frontline Charterers
Related Party Transaction [Line Items]
Management/operating fee per day						$ 9,000
Golden Ocean Management | Golden Ocean
Related Party Transaction [Line Items]
Management/operating fee per day						$ 7,000
Frontline Charterers
Related Party Transaction [Line Items]
Number of container vessels owned | vessel						2